Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 81,214	$ 62,666
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	1,021,632	981,696
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	82,397	72,167
Debt securities
Disclosure of financial assets [line items]
Financial assets	81,214	62,666
Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	74,470	61,987
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	345,035	343,110
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(74)	(84)
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,408,323	2,251,833
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	339,768	341,782
IFRS 9 | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,021,632	981,696
IFRS 9 | Loans and advances to banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	82,397	72,167
IFRS 9 | Other financial assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	653,469	582,862
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,766,119	1,645,418
Off-balance sheet commitments	651,181	615,526
Financial assets and off-balance sheet loan commitments	2,417,300	2,260,944
IFRS 9 | Gross carrying amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,417,300	2,260,944
IFRS 9 | Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	339,842	341,866
IFRS 9 | Gross carrying amount | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,030,152	990,321
IFRS 9 | Gross carrying amount | Loans and advances to banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	82,413	72,180
IFRS 9 | Gross carrying amount | Other financial assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	653,554	582,917
IFRS 9 | Gross carrying amount | Cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	171,091	162,845
IFRS 9 | Gross carrying amount | Items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,673	5,787
IFRS 9 | Gross carrying amount | Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	36,492	35,859
IFRS 9 | Gross carrying amount | Non-trading reverse purchase agreement commitments
Disclosure of financial assets [line items]
Financial assets	97,122	65,381
IFRS 9 | Gross carrying amount | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	233,079	242,804
IFRS 9 | Gross carrying amount | Financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	81,234	62,684
IFRS 9 | Gross carrying amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	122,985	72,938
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8,621)	(8,693)
Off-balance sheet commitments	(356)	(418)
Financial assets and off-balance sheet loan commitments	(8,977)	(9,111)
IFRS 9 | Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(8,977)	(9,111)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(74)	(84)
IFRS 9 | Allowance for ECL | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(8,520)	(8,625)
IFRS 9 | Allowance for ECL | Loans and advances to banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(16)	(13)
IFRS 9 | Allowance for ECL | Other financial assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(85)	(55)
IFRS 9 | Allowance for ECL | Cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1)	(2)
IFRS 9 | Allowance for ECL | Items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(20)	(18)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(64)	(35)
Personal | IFRS 9 | Gross carrying amount | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	414,351	394,337
Personal | IFRS 9 | Allowance for ECL | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,972)	(2,947)
Corporate and commercial | IFRS 9 | Gross carrying amount | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	546,427	534,577
Corporate and commercial | IFRS 9 | Allowance for ECL | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(5,381)	(5,552)
Non-bank financial institutions | IFRS 9 | Gross carrying amount | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	69,374	61,407
Non-bank financial institutions | IFRS 9 | Allowance for ECL | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(167)	(126)
Loan and other credit-related commitments | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	629,590	591,683
Loan and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	629,891	592,008
Loan and other credit-related commitments | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(301)	(325)
Loan and other credit-related commitments | Personal | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	217,047	207,351
Loan and other credit-related commitments | Personal | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(16)	(13)
Loan and other credit-related commitments | Corporate and commercial | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	268,057	271,022
Loan and other credit-related commitments | Corporate and commercial | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(277)	(305)
Loan and other credit-related commitments | Non-bank financial institutions | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	144,787	113,635
Loan and other credit-related commitments | Non-bank financial institutions | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(8)	(7)
Financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	21,235	23,425
Financial guarantees | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	21,290	23,518
Financial guarantees | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(55)	(93)
Financial guarantees | Personal | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	906	927
Financial guarantees | Personal | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(1)	(1)
Financial guarantees | Corporate and commercial | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	15,496	17,355
Financial guarantees | Corporate and commercial | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(51)	(85)
Financial guarantees | Non-bank financial institutions | IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,888	5,236
Financial guarantees | Non-bank financial institutions | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	$ (3)	$ (7)